INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	APPAREL & TEXTILE PRODUCTS - 0.5%
6,159	PVH Corporation	$ 607,832
6,411	Ralph Lauren Corporation	1,097,948
		1,705,780
	AUTOMOTIVE - 0.2%
22,128	Gentex Corporation	693,270

	BANKING - 0.8%
1,361	First Citizens BancShares, Inc., Class A	2,763,783
5,831	SVB Financial Group(a)	76
		2,763,859
	BIOTECH & PHARMA - 0.4%
21,009	Incyte Corporation(a)	1,379,451

	CHEMICALS - 0.3%
13,417	Albemarle Corporation	1,210,884

	COMMERCIAL SUPPORT SERVICES - 3.9%
9,287	Cintas Corporation	7,477,149
28,780	Republic Services, Inc.	5,992,284
		13,469,433
	CONSTRUCTION MATERIALS - 0.6%
4,537	Carlisle Companies, Inc.	1,922,781

	DATA CENTER REIT - 1.4%
30,783	Digital Realty Trust, Inc.	4,667,011

	DIVERSIFIED INDUSTRIALS - 2.4%
12,838	Dover Corporation	2,388,253
53,772	Emerson Electric Company	5,667,031
		8,055,284
	ELECTRIC UTILITIES - 2.5%
36,642	Avangrid, Inc.	1,307,753
59,821	CenterPoint Energy, Inc.	1,633,113
28,813	CMS Energy Corporation	1,955,250

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRIC UTILITIES - 2.5% (Continued)
20,468	Entergy Corporation	$ 2,470,283
21,762	Evergy, Inc.	1,287,005
		8,653,404
	ELECTRICAL EQUIPMENT - 3.7%
13,877	A O Smith Corporation	1,161,782
113,089	Amphenol Corporation, Class A	7,627,854
16,404	Keysight Technologies, Inc.(a)	2,528,184
22,994	Trimble, Inc.(a)	1,303,530
		12,621,350
	ENGINEERING & CONSTRUCTION - 0.5%
4,628	EMCOR Group, Inc.	1,819,082

	FOOD - 0.9%
46,913	Conagra Brands, Inc.	1,463,686
15,647	Darling Ingredients, Inc.(a)	652,949
13,930	Lamb Weston Holdings, Inc.	862,546
		2,979,181
	GAS & WATER UTILITIES - 0.5%
14,155	Atmos Energy Corporation	1,850,625

	HEALTH CARE FACILITIES & SERVICES - 1.9%
17,663	IQVIA Holdings, Inc.(a)	4,443,128
5,790	Molina Healthcare, Inc.(a)	2,025,284
		6,468,412
	HEALTH CARE REIT - 0.7%
37,726	Ventas, Inc.	2,343,162

	HOTEL REITS - 0.3%
67,192	Host Hotels & Resorts, Inc.	1,189,298

	INDUSTRIAL REIT - 3.3%
87,446	Prologis, Inc.	11,177,347

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.9%
6,307	United Rentals, Inc.	$ 4,675,127
3,813	Watsco, Inc.	1,812,776
		6,487,903
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
41,085	Interactive Brokers Group, Inc., Class A	5,295,446

	INSURANCE - 4.6%
21,143	Loews Corporation	1,732,457
55,916	Progressive Corporation (The)	14,102,015
		15,834,472
	MACHINERY - 7.4%
46,010	Caterpillar, Inc.	16,384,162
5,324	Nordson Corporation	1,365,925
12,657	Parker-Hannifin Corporation	7,596,732
		25,346,819
	MEDICAL EQUIPMENT & DEVICES – 9.0%
8,140	IDEXX Laboratories, Inc.(a)	3,918,026
31,627	Intuitive Surgical, Inc.(a)	15,580,410
2,086	Mettler-Toledo International, Inc.(a)	3,001,921
15,413	ResMed, Inc.	3,776,493
9,634	STERIS plc	2,322,757
6,705	West Pharmaceutical Services, Inc.	2,102,889
		30,702,496
	METALS & MINING - 3.5%
140,186	Freeport-McMoRan, Inc.	6,207,436
107,742	Newmont Corporation	5,752,345
		11,959,781
	MULTI ASSET CLASS REIT - 0.4%
21,275	WP Carey, Inc.	1,276,926

	OFFICE REIT - 0.6%
16,251	Alexandria Real Estate Equities, Inc.	1,943,132

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS PRODUCERS – 3.9%
59,817	Devon Energy Corporation	$ 2,678,605
16,419	Diamondback Energy, Inc.	3,203,511
210,485	Kinder Morgan, Inc.	4,540,162
19,491	Targa Resources Corporation	2,863,228
		13,285,506
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
128,526	Schlumberger N.V.	5,653,859

	RENEWABLE ENERGY - 1.4%
16,912	Enphase Energy, Inc.(a)	2,047,028
12,491	First Solar, Inc.(a)	2,840,079
		4,887,107
	RESIDENTIAL REIT - 2.6%
16,859	Equity LifeStyle Properties, Inc.	1,225,818
34,451	Equity Residential	2,579,691
57,549	Invitation Homes, Inc.	2,120,105
11,325	Sun Communities, Inc.	1,531,593
30,375	UDR, Inc.	1,351,991
		8,809,198
	RETAIL - DISCRETIONARY - 1.2%
12,296	Builders FirstSource, Inc.(a)	2,139,504
13,648	Genuine Parts Company	1,955,212
		4,094,716
	RETAIL REIT - 1.5%
31,188	Simon Property Group, Inc.	5,219,312

	SELF-STORAGE REIT - 1.0%
19,489	Extra Space Storage, Inc.	3,449,553

	SEMICONDUCTORS - 8.0%
14,027	Entegris, Inc.	1,625,308
12,264	KLA Corporation	10,049,491
13,834	Lattice Semiconductor Corporation(a)	655,178
52,628	Microchip Technology, Inc.	4,323,916

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 8.0% (Continued)
4,360	Monolithic Power Systems, Inc.	$ 4,075,205
43,829	ON Semiconductor Corporation(a)	3,412,964
13,323	Skyworks Solutions, Inc.	1,460,068
14,332	Teradyne, Inc.	1,959,614
		27,561,744
	SOFTWARE - 9.5%
8,309	ANSYS, Inc.(a)	2,670,679
26,648	Confluent, Inc., Class A(a)	565,471
71,624	Fortinet, Inc.(a)	5,494,276
58,708	Gen Digital, Inc.	1,553,414
5,213	Manhattan Associates, Inc.(a)	1,378,474
22,302	Nutanix, Inc., Class A(a)	1,409,263
15,197	Okta, Inc.(a)	1,196,460
9,972	Roper Technologies, Inc.	5,528,576
13,965	Synopsys, Inc.(a)	7,255,934
3,837	Tyler Technologies, Inc.(a)	2,255,657
15,345	Veeva Systems, Inc., Class A(a)	3,321,272
		32,629,476
	STEEL - 1.5%
22,456	Nucor Corporation	3,411,291
14,208	Steel Dynamics, Inc.	1,697,998
		5,109,289
	TECHNOLOGY HARDWARE - 4.3%
25,207	Arista Networks, Inc.(a)	8,907,649
12,342	Jabil, Inc.	1,348,734
18,617	NetApp, Inc.	2,247,444
5,194	Super Micro Computer, Inc.(a)	2,273,414
		14,777,241
	TECHNOLOGY SERVICES - 6.5%
6,466	Corpay, Inc.(a)	2,040,346
39,776	CoStar Group, Inc.(a)	3,074,685
5,192	EPAM Systems, Inc.(a)	1,042,346
2,048	Fair Isaac Corporation(a)	3,543,593
7,539	MSCI, Inc.	4,377,068

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 6.5% (Continued)
34,944	Paychex, Inc.	$ 4,584,653
13,123	Verisk Analytics, Inc.	3,580,217
		22,242,908
	TRANSPORTATION & LOGISTICS - 1.6%
9,859	JB Hunt Transport Services, Inc.	1,707,579
19,938	Old Dominion Freight Line, Inc.	3,844,046
		5,551,625
	TRANSPORTATION EQUIPMENT - 1.5%
52,147	PACCAR, Inc.	5,015,498

	TOTAL COMMON STOCKS (Cost $303,324,555)	342,103,621

	TOTAL INVESTMENTS - 99.8% (Cost $303,324,555)	$ 342,103,621
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	621,792
	NET ASSETS - 100.0%	$ 342,725,413

MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.